Condensed financial information of the parent company - Summary of Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Sales and marketing expenses	$ 24,451	¥ 160,201		¥ 128,387		¥ 157,482
General and administrative expenses	17,396	113,972		54,277		67,007
Loss from operations	(31,440)	(205,995)		(137,386)		(201,130)
Interest income	2,679	17,553		400		114
Interest expense	4,220	27,650		59,268		18,654
Other (expense)/income, net	1,730	11,332		6,984		(9,814)
Fair value change of derivative liabilities	(1,735)	(11,369)		(13,345)		2,274
Net loss attributable to Boqii Holding Limited's ordinary shareholders	(29,676)	(194,444)		(179,024)		(234,241)
Less: Accretion on the Preferred Shares to redemption value	(18,000)	(121,000)	$ 28,900	204,800	$ 51,900	392,600
Less: Accretion on redeemable non-controlling interests to redemption value	21	138
Less: Deemed dividend to preferred shareholders	(1,915)	(12,547)		(1,142)		(723)
Net loss attributable to Boqii Holding Limited's ordinary shareholders	(13,163)	(86,256)		(384,962)		(627,514)
Net loss	(29,489)	(193,216)		(175,933)		(231,526)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil tax	4,907	32,148		(2,021)		(3,808)
Unrealized securities holding gains	(118)	(772)		(3,209)		(1,711)
Total comprehensive loss	(34,278)	(224,592)		(170,703)		(226,007)
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Sales and marketing expenses	(1,965)	(12,875)		0
General and administrative expenses	(2,144)	(14,050)		(4,631)		(812)
Total operating expenses	(4,109)	(26,925)		(4,631)		(812)
Loss from operations	(4,109)	(26,925)		(4,631)		(812)
Interest income	2,353	15,416
Interest expense				(12,578)		(5,624)
Share of losses of subsidiaries	(29,221)	(191,458)		(134,660)		(225,531)
Other (expense)/income, net	(459)	(3,008)		(40,500)		0
Fair value change of derivative liabilities	1,760	11,531		13,345		(2,274)
Net loss attributable to Boqii Holding Limited's ordinary shareholders	(29,676)	(194,444)		(179,024)		(234,241)
Less: Accretion on the Preferred Shares to redemption value	18,449	120,873		(204,796)		(392,550)
Less: Accretion on redeemable non-controlling interests to redemption value	(21)	(138)
Less: Deemed dividend to preferred shareholders	(1,915)	(12,547)		(1,142)		(723)
Net loss attributable to Boqii Holding Limited's ordinary shareholders	(13,163)	(86,256)		(384,962)		(627,514)
Net loss	(29,676)	(194,444)		(179,024)		(234,241)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil tax	(4,907)	(32,148)		2,021		3,808
Unrealized securities holding gains	118	772		3,209		1,711
Total comprehensive loss	$ (34,465)	¥ (225,820)		¥ (173,794)		¥ (228,722)